Significant contingent liabilities and unrecognized contract commitments (Tables)	12 Months Ended
Dec. 31, 2023
Capital commitments [abstract]
Capital Expenditures that are Contracted for, but not Provided for	b) Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Property, plant and equipment, net	1,703,841	1,940,740